LOANS (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Contractual Maturity of Loans
An estimate of contractual maturities stated as a percentage of the Gross Loan balances based upon an analysis of the Company's portfolio as of December 31, 2022 is as follows:

Due In Calendar Year	Direct Cash Loans	Real Estate Loans	Sales Finance Contracts
2023	61.1%	11.4%	27.7%
2024	30.3	11.2	26.9
2025	6.5	11.3	22.3
2026	1.7	10.4	15.8
2027	0.4	9.6	6.7
2028 & beyond	0.1	46.1	0.5
	100.0%	100.0%	100.0%

Schedule of Accounts, Notes, Loans and Financing Receivable
Reconciliation of Gross Loans Originated / Acquired to Loans Originated or Purchased in Consolidated Statements of Cash Flows (Gross):

	2022	2021	2020

Loans Originated/acquired per Business Section:	$1,157,814	$1,152,021	$1,000,600
Non-Cash Reconciling items:
Other Consumer (Live Check and Premier) Renewed Loans Payoff	313,843	332,292	280,199
Other non-cash activity: unearned finance charges, origination fees, discounts, premiums, and deferred fees	241,179	231,093	203,423
Loans originated or purchased per Consolidated Statements of Cash Flows:	$602,792	$588,636	$516,978
The Company’s Gross Balances on non-accrual loans by loan class at December 31, 2022 and 2021 are as follows:

Loan Class	December 31, 2022	December 31, 2021

Live Check Consumer Loans	$13,526,548	$6,254,394
Premier Consumer Loans	4,738,297	2,253,818
Other Consumer Loans	41,240,279	25,229,846
Real Estate Loans	1,869,737	1,286,609
Sales Finance Contracts	5,656,143	3,532,183
Total	$67,031,004	$38,556,850

Financing Receivable, Past Due
An age analysis of Gross Balances past due, segregated by loan class, as of December 31, 2022 and 2021 is as follows:

December 31, 2022	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$6,216,951	$4,523,944	$8,232,387	$18,973,282
Premier Loans	2,164,484	1,301,917	2,415,621	5,882,022
Other Consumer Loans	24,681,141	14,373,393	26,817,773	65,872,307
Real Estate Loans	894,141	436,415	1,379,878	2,710,434
Sales Finance Contracts	4,256,920	2,066,105	3,315,491	9,638,516
Total	$38,213,637	$22,701,774	$42,161,150	$103,076,561

December 31, 2021	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$2,752,871	$2,446,703	$3,597,241	$8,796,815
Premier Loans	915,525	554,662	1,260,027	2,730,215
Other Consumer Loans	15,190,957	9,270,399	18,579,878	43,041,233
Real Estate Loans	656,780	440,155	1,117,924	2,214,859
Sales Finance Contracts	2,176,581	1,134,376	2,385,007	5,695,964
Total	$21,692,714	$13,846,295	$26,940,077	$62,479,086

Financing Receivable Credit Quality Indicators
The following table presents the net balance (principal balance less unearned finance charges and unearned insurance) in each segment in the portfolio as of December 31, 2022 based on year of origination.

	Payment Performance – Principal Balance by Origination Year
	2022	2021	2020	2019	2018	Prior	Total Net Balance
	(in Millions)
Live Checks:
Performing	$117.5	$13.7	$2.1	$0.3	$—	$—	$133.6
Nonperforming	11.6	1.8	0.1	—	—	—	13.5
	$129.1	$15.5	$2.2	$0.3	$—	$—	$147.1
Premier Loans:
Performing	$65.9	$27.3	$6.8	$1.9	$0.5	$0.1	$102.5
Nonperforming	2.3	1.9	0.4	0.2	—	—	4.8
	$68.2	$29.2	$7.2	$2.1	$0.5	$0.1	$107.3
Other Consumer Loans:
Performing	$458.8	$122.5	$22.7	$7.3	$2.1	$0.5	$613.9
Nonperforming	23.8	14.0	2.2	0.9	0.2	0.1	41.2
	$482.6	$136.5	$24.9	$8.2	$2.3	$0.6	$655.1
Real Estate Loans:
Performing	$3.5	$12.6	$5.7	$5.0	$3.6	$4.3	$34.7
Nonperforming	0.1	0.7	0.4	0.3	0.2	0.2	1.9
	$3.6	$13.3	$6.1	$5.3	$3.8	$4.5	$36.6
Sales Finance Contracts:
Performing	$82.8	$35.1	$18.0	$3.5	$0.5	$0.1	$140.0
Nonperforming	2.1	2.0	1.2	0.3	0.1	—	5.7
	$84.9	$37.1	$19.2	$3.8	$0.6	$0.1	$145.7

Financing Receivable, Allowance for Credit Loss
Segmentation of the portfolio began with the adoption of ASC 326 on January 1, 2020. The following table provides additional information on our allowance for credit losses based on a collective evaluation.

	2022
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000's)
Allowance for Credit Losses:
Balance at January 1, 2022	$10,649	$6,216	$44,646	$265	$5,535	$67,311
Provision for Credit Losses	24,044	4,452	47,976	(102)	7,918	84,288
Charge-offs	(23,207)	(5,630)	(61,787)	(28)	(7,353)	(98,005)
Recoveries	3,410	1,070	15,577	8	1,551	21,616
Ending Balance	$14,896	$6,108	$46,412	$143	$7,651	$75,210

	2021
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000's)
Allowance for Credit Losses:
Balance at January 1, 2021	$10,765	$5,838	$43,833	$267	$5,625	$66,328
Provision for Credit Losses	8,170	3,343	27,198	24	3,448	42,183
Charge-offs	(11,324)	(3,823)	(41,534)	(31)	(4,950)	(61,662)
Recoveries	3,038	858	15,149	5	1,412	20,462
Ending Balance	$10,649	$6,216	$44,646	$265	$5,535	$67,311

Financing Receivable, Troubled Debt Restructuring
The following table presents a summary of Gross Loans that were restructured during the year ended December 31, 2022.

Loan Class	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	6,238	$11,025,593	$10,869,297
Premier Consumer Loans	999	6,521,316	6,367,261
Other Consumer Loans	21,599	85,662,652	83,162,166
Real Estate Loans	26	238,274	236,228
Sales Finance Contracts	1,165	8,921,572	8,663,893
Total	30,027	$112,369,407	$109,298,845
TDRs that subsequently defaulted during the year ended December 31, 2022 are listed below.

Loan Class	Number of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	2,252	$3,883,391
Premier Consumer Loans	182	1,065,631
Other Consumer Loans	5,196	13,211,867
Real Estate Loans	2	5,217
Sales Finance Contracts	183	1,060,841
Total	7,815	$19,226,947
The following table presents a summary of Gross Loans that were restructured during the year ended December 31, 2021.

Loan Class	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	2,303	$4,357,450	$4,265,687
Premier Consumer Loans	476	2,951,288	2,850,034
Other Consumer Loans	12,752	46,992,778	45,056,454
Real Estate Loans	28	346,960	346,735
Sales Finance Contracts	745	4,800,447	4,632,933
Total	16,304	$59,448,923	$57,151,843
TDRs that subsequently defaulted during the year ended December 31, 2021 are listed below.

Loan Class	Number of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	844	$1,568,070
Premier Consumer Loans	99	516,895
Other Consumer Loans	3,094	7,082,463
Real Estate Loans	0	—
Sales Finance Contracts	142	613,181
Total	4,179	$9,780,609
The following table presents a summary of Gross Loans that were restructured during the year ended December 31, 2020.

Loan Class	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	2,127	$3,688,912	$3,588,117
Premier Consumer Loans	485	3,185,328	3,090,506
Other Consumer Loans	11,463	41,709,966	39,405,511
Real Estate Loans	39	465,759	453,611
Sales Finance Contracts	846	4,379,561	4,215,137
Total	14,960	$53,429,526	$50,752,882
TDRs that subsequently defaulted during the year ended December 31, 2020 are listed below.

Loan Class	Number of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	787	$1,248,879
Premier Consumer Loans	92	480,080
Other Consumer Loans	2,735	5,523,962
Real Estate Loans	4	27,476
Sales Finance Contracts	183	475,188
Total	3,801	$7,755,585